13. Goodwill (Details - Goodwill) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill Disclosure Abstract
Goodwill beginning balance	$ 683	$ 0
Acquisition of goodwill		683
Foreign currency translation	(32)
Goodwill ending balance	$ 651	$ 683